Research And Development (Tables)	12 Months Ended
Dec. 31, 2011
Research And Development [Abstract]
Schedule Of Research And Development

	Year ended December 31,
	2009	2010	2011
Research and development expenses	63,934	79,331	130,153
Research and development grants and credits	(1,128)	(546)	(753)

Total research and development	62,806	78,785	129,400